Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income	$ 220,391	$ 195,769	$ 151,921
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	186,898	173,138	160,071
Amortization of intangible and other assets and favorable/unfavorable leases	2,308	2,518	3,899
Amortization of long-term prepaid rents	2,361	1,542	2,625
Amortization of debt issue costs	5,151	5,245	5,476
Amortization of deferred revenues, deferred lease incentives and other	(17,163)	(13,665)	(11,712)
Amortization of bond discount			482
Impairment of long-lived assets	8,801	6,647	3,794
Share based awards compensation expense	14,873	11,875	16,046
(Gain) loss on sale of assets and other	8,143	15,715	(3,845)
Write-off of unamortized debt issue costs, debt discount and accumulated other comprehensive loss related to early retirement of debt			15,688
Deferred lease expenses	(1,806)	2,536	5,701
Equity in income of affiliates	(28,126)	(22,743)	(22,682)
Deferred income tax expenses	11,095	526	(37,790)
Interest paid on redemption of senior notes			(8,054)
Distributions from equity investees	19,027	19,172	13,658
Changes in other assets and liabilities:
Inventories	(2,535)	400	(1,539)
Accounts receivable	(28,069)	31,027	(15,938)
Income tax receivable	(3,527)	(18,681)	4,060
Prepaid expenses and other	(2,612)	4,066	(3,557)
Deferred charges and other assets - net	8,126	19,713	(17,624)
Accounts payable and accrued expenses	43,859	33,674	48,126
Income tax payable	936	(15,685)	15,035
Liabilities for uncertain tax positions	1,315	(4,437)	(14,345)
Other long-term liabilities	5,779	5,776	(134)
Net cash provided by operating activities	455,225	454,128	309,362
Investing activities
Additions to theatre properties and equipment	(331,726)	(244,705)	(259,670)
Proceeds from sale of theatre properties and equipment and other	9,966	2,545	34,271
Acquisition of theatres in the U.S., net of cash acquired	(2,651)	(7,951)	(259,247)
Acquisition of theatre in Brazil	(2,651)
Proceeds from disposition of Mexico theatres			126,167
Investment in joint ventures and other	(3,711)	(3,228)	(6,222)
Net cash provided by (used for) investing activities	(328,122)	(253,339)	(364,701)
Financing activities
Dividends paid to parent	(115,225)	(115,000)	(105,150)
Payroll taxes paid as a result of restricted stock withholdings	(4,770)	(9,861)	(3,464)
Proceeds from issuance of notes			530,000
Other short term borrowings			1,473
Redemption of senior notes			(461,946)
Repayments of other long-term debt	(8,420)	(9,846)	(9,339)
Payment of debt issue costs	(6,957)		(9,328)
Payments on capital leases	(16,513)	(14,035)	(12,015)
Purchases of non-controlling interests			(5,621)
Other	1,376	2,422	44
Net cash provided by (used for) financing activities	(150,509)	(146,320)	(75,346)
Effect of exchange rates on cash and cash equivalents	(26,932)	(15,522)	(11,516)
Increase (decrease) in cash and cash equivalents	(50,338)	38,947	(142,201)
Cash and cash equivalents:
Beginning of year	638,841	599,894	742,095
End of year	$ 588,503	$ 638,841	$ 599,894